Commitments and contingencies (Details) - CNY (¥) ¥ in Thousands	Oct. 31, 2019	Dec. 31, 2023	Apr. 30, 2023	Dec. 31, 2022
Capital commitment
Commitment capital expenditures		¥ 1,060,084		¥ 917,763
Other commitments
Remaining commitment equity method investment		141,200		165,200
Equity investments without readily determinable fair value
Other commitments
Remaining commitment equity method investment		658,300		¥ 119,700
Hongshan Fashion And Technology
Other commitments
Amount contributed to investee	¥ 480,000
Remaining commitment equity method investment	¥ 1,520,000	¥ 0
Equity Method Investment, Ownership Percentage	17.00%
Commitments for reduction in equity method investee			¥ 424,000
Commitments for refunded in equity method investee			¥ 56,000